
                           PROSPECTUS SUPPLEMENT DATED DEC. 27, 2006*
                        TO THE FOLLOWING PROSPECTUSES DATED MAY 1, 2006:

   PRODUCT NAME                                           PROSPECTUS FORM #            SAI FORM #
   ------------                                           -----------------            ----------
   RIVERSOURCE FLEXCHOICE SELECT(SM) VARIABLE ANNUITY          45307 E                  S-6318 D
   RIVERSOURCE INNOVATIONS SELECT(SM) VARIABLE ANNUITY         45304 E                  S-6318 D
   RIVERSOURCE SIGNATURE SELECT(SM) VARIABLE ANNUITY           45300 E                  S-6318 D
   RIVERSOURCE SIGNATURE ONE SELECT(SM) VARIABLE ANNUITY       45301 E                  S-6318 D

The information in this supplement updates and amends certain information contained in the variable annuity contract prospectus listed above. Please read it carefully and keep it with your variable annuity contract prospectus.

Effective Dec. 31, 2006, American Enterprise Life Insurance Company (American Enterprise Life) and one of its affiliates, American Partners Life Insurance Company merged into their parent, IDS Life Insurance Company (IDS
Life). Upon the merger, IDS Life, the surviving company, assumed legal ownership of all of the assets of American Enterprise Life, including the variable account, and became directly liable for American Enterprise Life's liabilities and obligations, including those with respect to the contract and variable account. At the time of the merger, IDS Life was renamed RiverSource Life Insurance Company (RiverSource Life). All references to "we," "us," "our," "AEL" or "American Enterprise Life" are replaced with RiverSource Life.

The merger and renaming did not affect the terms of, or the rights and obligations under the contract, other than to reflect the change to the company that guarantees the contract benefits from American Enterprise Life to RiverSource Life.

Effective Jan. 1, 2007, RiverSource Distributors, Inc., a wholly-owned subsidiary of Ameriprise Financial, Inc. and our affiliate, replaced Ameriprise Financial Services, Inc. as the principal underwriter and general distributor of the contract. Its offices are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE CURRENT PROSPECTUS FOR YOUR PRODUCT.
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45307-8 A (12/06)

* Valid until next prospectus update